Loans to and Investments in Associated Companies - Berkadia (Details) - USD ($)	12 Months Ended
	Dec. 31, 2009	Nov. 30, 2021
Berkadia
Schedule of Equity Method Investments [Line Items]
Surety policy issued		$ 1,500,000,000
Reimbursement of losses incurred, maximum percentage		50.00%
Commercial paper outstanding		$ 1,470,000,000
Berkadia
Schedule of Equity Method Investments [Line Items]
Capital contributed	$ 217,200,000
Equity method investment, ownership percentage		50.00%
Percentage of profits received from joint venture		45.00%
Reimbursement of losses incurred, maximum percentage		50.00%
Berkadia | Berkadia
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%